Prepaid Expenses And Other Current Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 12,896	$ 2,909
Income tax recoverable	26,730	10,329
Inventory	3,556	2,429
Deferred charges	307	475
Other	235	239
Prepaid expenses and other current assets	$ 43,724	$ 16,381